Note 11 - Convertible Note Arrangement (Tables)	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of detailed information about borrowings [text block]
		Financial
	Convertible	Derivative
	Notes Payable	Liability	Total
Balance at January 1, 2022	$22,541	$37,715	$60,256
Effective interest	6,954	—	6,954
Foreign exchange loss	2,728	—	2,728
Interest payment	(3,183)	—	(3,183)
Gain on fair value derivative revaluation	—	(27,686)	(27,686)
Portion de-recognized due to conversions	(2,078)	(3,355)	(5,433)
Less: Accrued interest	(1,300)	—	(1,300)
Balance at December 31, 2022	$25,662	$6,674	$32,336
Effective interest	914	—	914
Foreign exchange loss	(22)	—	(22)
Loss on fair value derivative re-valuation	—	5,076	5,076
Less: Accrued interest	(356)	—	(356)
Balance at February 13, 2023	$26,198	$11,750	$37,948
Proceeds from 2028 Notes			20,013
Fair value used to settle 2026 Notes			57,961
Fair value of 2028 Notes			74,348
Loss before transaction costs			(16,387)
Transaction costs			(2,340)
Loss on extinguishment of 2026 Notes and recognition of 2028 Notes			$(18,727)
	Convertible
	Notes
	Payable	Warrants	Royalty	Total
Balance at January 1, 2023	$—	$—	$—	$—
Initial recognition at fair value	60,108	13,519	721	74,348
Balance at February 13, 2023	60,108	13,519	721	74,348
Portion de-recognized due to conversions	(840)	—	—	(840)
Revaluation to fair value	(18,685)	(12,073)	—	(30,758)
Foreign exchange gain	(482)	(25)	(9)	(516)
Accretion	—	—	146	146
Balance at December 31, 2023	$40,101	$1,421	$858	$42,380
Revaluation to fair value	3,139	137	—	3,276
Capitalized interest	9,157	—	—	9,157
Revaluation to fair value due to own credit risk	1,342	—	—	1,342
Foreign exchange gain	3,947	24	95	4,066
Accretion	—	—	330	330
Balance at December 31, 2024	$57,686	$1,582	$1,283	$60,551
Convertible Notes Payable
Balance at January 1, 2024	$—
Initial recognition at fair value	4,921
Revaluation to fair value	1,217
Foreign exchange loss	139
Balance at December 31, 2024	$6,277
	Convertible
	Notes
	Payable	Warrants	Royalty	Total
Balance at January 1, 2023	$—	$—	$—	$—
Initial recognition at fair value	60,108	13,519	721	74,348
Balance at February 13, 2023	60,108	13,519	721	74,348
Portion de-recognized due to conversions	(840)	—	—	(840)
Revaluation to fair value	(18,685)	(12,073)	—	(30,758)
Foreign exchange gain	(482)	(25)	(9)	(516)
Accretion	—	—	146	146
Balance at December 31, 2023	$40,101	$1,421	$858	$42,380
Initial recognition at fair value	4,921	—	—	4,921
Revaluation to fair value	4,356	137	—	4,493
Capitalized interest	9,157	—	—	9,157
Revaluation to fair value due to own credit risk	1,342	—	—	1,342
Foreign exchange loss	4,086	24	95	4,205
Accretion	—	—	330	330
Balance at December 31, 2024	$63,963	$1,582	$1,283	$66,828

Disclosure of finance cost [text block]
	December 31,	December 31,	December 31,
	2024	2023	2022
Gain (loss) on financial derivative liability - 2026 Notes	$—	$(5,076)	27,686
Loss on extinguishment of 2026 Notes and recognition of 2028 Notes	—	(18,727)	—
Fair value gain on convertible notes payable and warrants	(4,493)	30,758	—
Other	—	(272)	—
Total	$(4,493)	$6,683	27,686